Segments - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended															12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012 Operating_segment liftboat Rig	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Hercules 266	Dec. 31, 2012 Hercules 266	Nov. 30, 2012 Hercules 209 Rig	Dec. 31, 2012 Domestic Offshore	Dec. 31, 2010 Domestic Offshore	Dec. 31, 2012 International Offshore Rig	Dec. 31, 2010 International Offshore	Dec. 31, 2012 Inland Rig barge	Dec. 31, 2012 International Liftboats liftboat	Dec. 31, 2012 US Gulf of Mexico Domestic Offshore Rig	Dec. 31, 2012 US Gulf of Mexico Domestic Liftboats liftboat	Dec. 31, 2012 Saudi Arabia International Offshore Rig	Dec. 31, 2012 Myanmar International Offshore Rig	Dec. 31, 2012 Cameroon International Offshore Rig	Dec. 31, 2012 Bahrain International Offshore Rig	Dec. 31, 2012 Malaysia International Offshore Rig	Dec. 31, 2012 West Africa International Liftboats liftboat	Dec. 31, 2012 Middle East International Liftboats liftboat	Dec. 31, 2012 Discovery Offshore Rig	Dec. 31, 2012 Domestic Liftboats liftboat	Dec. 31, 2009 Domestic Liftboats liftboat	Dec. 31, 2008 Domestic Liftboats liftboat	Dec. 31, 2012 Inland barge
Segment Reporting Information [Line Items]
Number of reportable business segments			5
Hercules 266 acquistion amount						$ 40,000,000
Duration of drilling contract with Saudi Aramco (in years)							3 years
Optional period of contract extension with Saudi Aramco (in years)							1 year
Number of jackup rigs owned			37								8				29
Number of jackup rigs, warm stacked																				1
Number of jackup rigs, under contract or available for contract															19		3	1	1
Number of jackup rigs cold stacked															10					1	1
Rigs ordered by Discovery Offshore																								2
Number of rigs reactivated								1
Number of conventional barge rigs owned													4
Number of posted barge rigs owned													10
Number of barge rigs, under contact or available for contract													3
Number of barge rigs cold stacked													11
Number of liftboat vessels owned			58													39
Number of liftboat vessels, under contract or available for contract																32						19	3
Additional Liftboat Vessels operated owned by a third party			5																			5
Number of liftboat vessels owned, cold stacked																7						2
Number of liftboat vessels														24
Asset impairment	$ 60,693,000	$ 47,500,000	$ 108,216,000	$ 0	$ 122,717,000				$ 25,500,000	$ 84,700,000	$ 82,700,000	$ 38,000,000
Number Of Cold Stacked Barges Transferred To Domestic Offshore																												1
Number Of Liftboats Transferred To International Liftboats																									1	4	2